Annual Total Returns- JPMorgan Large Cap Value Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Large Cap Value Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.78%)	16.43%	35.86%	14.47%	(1.91%)	22.05%	17.71%	(15.24%)	27.45%	10.56%